Allowance for Loan Losses and Recorded Investment in Loans (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Allowance for loan losses:
Balance, beginning of year				$ 2,708				$ 2,921	$ 2,708	$ 2,921
Provision charged to expense	228	354	340	319	359	268	168	333	1,241	1,128
Losses charged off									(1,233)	(1,633)
Recoveries									178	292
Balance, end of year	2,894				2,708				2,894	2,708
Ending balance: individually evaluated for impairment	1,389				1,374				1,389	1,374
Ending balance: collectively evaluated for impairment	1,505				1,334				1,505	1,334
Loans:
Ending balance: individually evaluated for impairment	6,330				6,958				6,330	6,958
Ending balance: collectively evaluated for impairment	303,172				289,524				303,172	289,524
Commercial
Allowance for loan losses:
Balance, beginning of year				598				183	598	183
Provision charged to expense									457	392
Losses charged off									(645)	(67)
Recoveries									2	90
Balance, end of year	412				598				412	598
Ending balance: individually evaluated for impairment	238				458				238	458
Ending balance: collectively evaluated for impairment	174				140				174	140
Loans:
Ending balance: individually evaluated for impairment	655				1,015				655	1,015
Ending balance: collectively evaluated for impairment	54,481				46,115				54,481	46,115
Commercial Real Estate
Allowance for loan losses:
Balance, beginning of year				1,347				2,321	1,347	2,321
Provision charged to expense									378	183
Losses charged off									(130)	(1,166)
Recoveries									14	9
Balance, end of year	1,609				1,347				1,609	1,347
Ending balance: individually evaluated for impairment	1,151				916				1,151	916
Ending balance: collectively evaluated for impairment	458				431				458	431
Loans:
Ending balance: individually evaluated for impairment	5,675				5,943				5,675	5,943
Ending balance: collectively evaluated for impairment	139,297				138,201				139,297	138,201
Installment
Allowance for loan losses:
Balance, beginning of year				200				235	200	235
Provision charged to expense									183	86
Losses charged off									(399)	(310)
Recoveries									157	189
Balance, end of year	141				200				141	200
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	141				200				141	200
Loans:
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	26,562				31,585				26,562	31,585
Residential
Allowance for loan losses:
Balance, beginning of year				116				95	116	95
Provision charged to expense									28	107
Losses charged off									(59)	(90)
Recoveries									5	4
Balance, end of year	90				116				90	116
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	90				116				90	116
Loans:
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	82,832				73,623				82,832	73,623
Unallocated
Allowance for loan losses:
Balance, beginning of year				447				87	447	87
Provision charged to expense									195	360
Losses charged off									0	0
Recoveries									0	0
Balance, end of year	642				447				642	447
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	642				447				642	447
Loans:
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	$ 0				$ 0				$ 0	$ 0